Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 20,814	$ 12,417
Restricted deposits	422	322
Trade receivables (net of allowance for doubtful accounts of $2 at December 31, 2018 $14 at December 31, 2017)	13,382	7,286
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 3)		995
Contract assets (Note 3)	899
Other accounts receivable and prepaid expenses (Note 4)	506	330
Inventories, net (Note 5)	11,244	7,910
Current assets related to discontinued operations	1,524	2,468
Total current assets	48,791	31,728
LONG-TERM ASSETS:
Long-term receivables and other deposits	79	68
Property, plant and equipment, net (Note 6)	4,632	3,915
Long-term assets related to discontinued operations		319
Total long-term assets	4,711	4,302
Total assets	53,502	36,030
CURRENT LIABILITIES:
Trade payables	5,650	2,904
Other accounts payable and accrued expenses (Note 7)	3,842	2,814
Advances from customers	727	41
Contract liabilities (Note 3)	366
Current liabilities related to discontinued operations	366	328
Total current liabilities	10,951	6,087
LONG-TERM LIABILITIES:
Accrued severance pay and other long term liability	690	758
Total long-term liabilities	690	758
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
EQUITY:
Share capital (Note 9) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares and 37,500,000 shares at December 31, 2018 and at December 31, 2017 respectively; Issued and outstanding: 37,516,891 and 31,392,040 at December 31, 2018 and at December 31, 2017 respectively.	386	335
Additional paid-in capital	118,568	104,923
Accumulated other comprehensive income	220	392
Accumulated deficit	(76,961)	(77,124)
Total RADA Electronic Industries shareholders' equity	42,213	28,526
Non-controlling interest	(352)	659
Total equity	41,861	29,185
Total liabilities and equity	$ 53,502	$ 36,030